MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
MARKETABLE SECURITIES [Abstract]
Summary of Available-For-Sale Marketable Securities
The following is a summary of the Company's accumulated gross unrealized gains/ losses from investment in marketable securities as of December 31, 2013:

	December 31, 2012				December 31, 2013
	Amortized	Gross unrealized	Gross unrealized	Fair market	Amortized	Gross unrealized	Gross unrealized	Fair Market
	cost	gains	losses	value	Cost	gains	losses	Value
Available-for-sale:

Equity securities	$81	$4	$7	$78	$65	$10	$1	$74
Corporate bonds	47	2	-	49	36	6	-	42
Israeli Government debt	11	1	-	12	34	3	-	37

	$139	$7	$7	$139	$135	$19	$1	$153

Schedule of Amortized Cost and Fair Value of Debt and Securities, by Contractual Maturity
The amortized cost and fair value of debt and securities as of December 31, 2012 and 2013, by contractual maturity, are shown below:

	December 31, 2012		December 31, 2013
	Amortized cost	Fair market value	Amortized cost	Fair market value

Matures up to one year	$51	$54	$79	$87
Matures after one year through five years	41	42	28	32
Matures after five years	14	16	12	15
Equity securities - no definite maturity date	33	27	16	19

Total	$139	$139	$135	$153